Share Capital and Warrant Reserve (Tables)	12 Months Ended
Jul. 31, 2021
Disclosure of classes of share capital [abstract]
Summary of Changes in Share Purchase Warrants

A summary of changes in share purchase warrants for the years ending July 31, 2021, 2020, and 2019 is presented below:

	Number of options outstanding	Weighted average exercise price
Balance, July 31, 2018	201,495	$46.40
Granted from conversion of Convertible Notes (note 7(b)(i))	22,488	34.19
Exercised Brokered Unit Offering (note 7(b)(ii))	(3,333)	(34.19)
Expired during the year (i)	(10,384)	(85.47)
Balance, July 31, 2019	210,266	43.96
Expired during the year (ii)	(31,738)	(85.47)
Balance, July 31, 2020	178,528	35.82
Granted in the Public Offering (note 7(b)(vii))	5,882,353	5.31
Granted in the Over Allotment (note 7(b)(vii))	882,352	5.31
Granted in the Private Placement (note 7(b)(viii))	5,170,343	6.19
Granted from the issuance of a convertible note (note 5(c))	69,188	5.42
Expired during the year (iii)	(156,039)	(36.26)
Exercised during the year (note 7(b)(ix) and (x))	(2,562,573)	(5.48)
Balance, July 31, 2021	9,464,152	$5.85

(i)	During the year ended July 31, 2019, 10,384 warrants with a fair value of $219,195 expired and the Company recorded a charge to the warrant reserve with a corresponding credit to accumulated deficit.

(ii)	During the year ended July 31, 2020, 31,738 warrants with a fair value of $487,205 expired and the Company recorded a charge to the warrant reserve with a corresponding credit to accumulated deficit.

(iii)	During the year ended July 31, 2021, 156,039 warrants with a fair value of $1,337,161 expired and the Company recorded a charge to the warrant reserve with a corresponding credit to accumulated deficit.

Schedule of Number of Warrants

As of July 31, 2021, warrants outstanding were as follows:

Number of Warrants	Exercise Price	Exercisable At July 31, 2021	Expiry Date
22,489	$29.30	22,489	August 2021 to June 2022
51,698	$4.41	51,698	November 16, 2025
3,337,270	$5.313	3,337,270	February 26, 2026
882,352	$5.31	882,352	April 21, 2026
5,170,343	$6.19	5,170,343	December 7, 2026
9,464,152		9,464,152

Summary of Changes in Compensation Warrants

A summary of changes in compensation warrants for the years ended July 31, 2021, 2020 and 2019 is presented below:

	Number of options outstanding	Weighted average exercise price
Balance, July 31, 2018 and 2019	15,773	$36.63
Expired during the year (i)	(1,983)	(48.84)
Balance, July 31, 2020	13,790	35.16
Granted in the Public Offering (note 7(b)(vii))	294,118	5.31
Granted in the Over Allotment (note 7(b)(vii))	44,118	5.31
Granted in the Private Placement (note 7(b)(viii))	258,517	6.19
Granted from the issuance of a convertible note (note 5(c))	4,890	4.41
Expired during the year (ii)	(13,790)	(35.16)
Exercised during the year	-	-
Balance, July 31, 2021	601,643	$5.68

(i)	During the year ended July 31, 2020, 1,983 compensation warrants with a fair value of $53,072 expired and the Company recorded a charge to the warrant reserve with a corresponding credit to accumulated deficit.

(ii)	During the year ended July 31, 2021, 13,790 compensation warrants with a fair value of $262,307 expired and the Company recorded a charge to the warrant reserve with a corresponding credit to accumulated deficit

Schedule of Compensation Warrants

As at July 31, 2021, compensation warrants outstanding were as follows:

Number of Warrants	Exercise Price	Exercisable At July 31, 2021	Expiry Date
4,890	$4.41	4,890	November 16, 2025
294,118	$5.31	294,118	February 26, 2026
44,118	$5.31	44,118	February 26, 2026
258,517	$6.19	258,517	June 7, 2026
601,643		601,643